Earnings Per Share - Schedule of Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings:
Profit for the purposes of basic and diluted earnings per share calculation	¥ 30,253	¥ 25,477
Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	6,076,404	7,554,433
Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,653,532,388	44,655,010,417
Earnings per share
- Basic (RMB Yuan)	¥ 0.68	¥ 0.57
- Diluted (RMB Yuan)	¥ 0.68	¥ 0.57